Convertible Notes	12 Months Ended
Jun. 30, 2026
Convertible Notes [Abstract]
CONVERTIBLE NOTES

Note 10 — CONVERTIBLE NOTES

On September 4, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Streeterville Capital, LLC (the “Investor”), pursuant to which the Investor agreed to provide up to $10,000,000 in aggregate Commitment Amount through one or more Pre-Paid Purchases for the acquisition of the Company’s Class A ordinary shares, par value $0.0625 per share (the “Ordinary Shares”). In connection with the execution of the Purchase Agreement, the Company issued 137 Ordinary Shares as a commitment fee (the “Commitment Shares”) and 4,088 Ordinary Shares as pre-delivery shares (the “Pre-Delivery Shares”) on September 9, 2025 (the “Closing Date”). The Investor paid $255.50 to the Company for the Pre-Delivery Shares.

Under the Purchase Agreement, the initial Pre-Paid Purchase was made in the principal amount of $2,175,000, with an original issue discount (“OID”) of $160,000 and transaction expenses of $15,000, resulting in net proceeds of $2,000,000 received on September 10, 2025. Each subsequent Pre-Paid Purchase carries an OID of 8% of the requested amount and accrues interest at 6% per annum. The initial Pre-Paid Purchase is convertible, at the Investor’s discretion, into Ordinary Shares at a price equal to 82.5% of the lowest daily volume-weighted average price (“VWAP”) during the ten trading days prior to each Purchase Notice Date. The Company is prohibited from issuing shares that would result in the Investor beneficially owning more than 9.99% of the Company’s outstanding Ordinary Shares.

On January 12, 2026, the Company utilized the facility for a second time, drawing down $540,000 in principal amount before an OID of $40,000, and received net proceeds of $500,000 (the “Second Pre-Paid Purchase”).

The Company accounts for the Pre-Paid Purchases as convertible debt in accordance with ASC 470-20, measured at amortized cost on the combined and consolidated balance sheets. In accordance with ASC 470-20-25-20A, the fair value of the Pre-Delivery Shares is recorded as an issuance cost of the convertible note, limited to the net proceeds from the issuance. On December 2, 2025, the Company issued 671 Ordinary Shares upon the conversion of $275,000 of the convertible note balance. On March 3, 2026, the Company issued 4,130 Ordinary Shares upon the conversion of $390,000 of the convertible note balance. On March 26, 2026, the Company issued 2,752 Ordinary Shares upon the conversion of $200,000 of the convertible note balance. On April 7, 2026, the Company issued 2,242 Ordinary Shares upon the conversion of $82,999 of the convertible note balance. On April 14, 2026, the Company issued 2,215 Ordinary Shares upon the conversion of $82,001 of the convertible note balance. On April 21, 2026, the Company issued 540 Ordinary Shares upon the conversion of $20,000 of the convertible note balance. On April 28, 2026, $162,410 of the convertible note balance was extinguished in connection with the Pre-Delivery Shares, without the issuance of additional Ordinary Shares.

Termination of Purchase Agreement

On April 30, 2026, the Company and the Investor entered into a Payoff Acknowledgment and Termination Agreement, effectively terminating the Purchase Agreement. In settlement of all outstanding obligations, the Company paid an aggregate payoff amount of $1,901,394, and recognized a loss on termination of convertible note of $1,781,591 in the combined and consolidated statements of (loss) income for the year ended June 30, 2026.

The following table summarizes movements in the convertible notes during the year ended June 30, 2026:

For the year ended June 30, 2026

Convertible note principal	$2,715,000
OID	(200,000)
Legal cost	(15,000)
Fair value for Pre-Delivery Shares related to the issuance of Convertible Note	(2,000,000)
Accrued interests for Convertible debt	832,214
Conversion	(1,212,411)
Repayment	(1,901,394)
Loss on termination of convertible note	1,781,591
Total	$—